Annual Total Returns[BarChart] - Direxion Daily Energy Bull 2X Shares - Direxion Daily Energy Bull 2X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(19.47%)	3.71%	84.89%	(32.70%)	(61.16%)	69.80%	(11.71%)	(55.84%)	17.41%	(91.60%)